Document and Entity Information	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	SONY CORP
Entity Central Index Key	0000313838
Document Type	20-F
Document Period End Date	Mar. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,003,531,808